Short-Term and Long-Term Investments (AFS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales of available-for-sale investments	$ 0	$ 1,089	$ 54
Cost	347	353
Gross Unrealized Gains	108	0
Gross Unrealized Losses	0	(25)
Estimated Fair Value	455	328
Cash and cash equivalents	407	627	$ 652	$ 961	$ 961
Restricted Cash and Cash Equivalents, Current	679	657
Restricted Cash and Cash Equivalents, Noncurrent	264	263
Cetip [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	324
Gross Unrealized Gains	108
Gross Unrealized Losses	0
Estimated Fair Value	432
Mutual funds
Schedule of Available-for-sale Securities [Line Items]
Cost	23	29
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 23	29
Cetip [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		324
Gross Unrealized Gains		0
Gross Unrealized Losses		(25)
Estimated Fair Value		$ 299